Summary of Significant Accounting Policies - Shares Excluded from the Computation of Diluted Earnings per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	3,693,749	9,957
Common Stock Warrants - Equity [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		6,005
Common Stock Warrants - Liability [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,826,608	271
Assumed Conversion of Series E and Series E-1 Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,802,008
Assumed Conversion of Convertible Notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	63,493	3,681
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,640